Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of changes in the carrying amount of goodwill

	Meituan	Eleme			Ride-hailing
	on-demand	on-demand	B&B	Housekeeping	solution
	delivery	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2023	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2024	11,194	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2024, in US$	1,534	1,345	632	4,965	495	8,971